Short-term and Long-term borrowings (Details) - 4.6% Senior Notes $ in Thousands	1 Months Ended
	May 31, 2024 USD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Nov. 26, 2018 loan
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.60%		4.60%
Long-term borrowings		$ 33,038	$ 34,846
Number of borrowings extended | loan				3
Interest expense on borrowings	$ 9,600
Borrowings term	2 years